Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Salaries and other employee benefits	₱ 18,598	₱ 17,734	₱ 17,947
Manpower rightsizing program, or MRP	1,747	419	1,764
Pension benefit costs (Note 26)	1,610	1,775	1,895
Incentive plan (Note 26)	827
Total compensation and employee benefits	₱ 22,782	₱ 19,928	₱ 21,606